Organization and Principal Activities (Tables)	12 Months Ended
Jun. 30, 2023
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries and Consolidated VIEs of WN	Main subsidiaries and consolidated VIEs of WN included:
	Date of incorporation	Place of incorporation	Percentage of direct or indirect economic interest		Principal activities

Wholly owned subsidiaries:
Beijing Erwan Technology Limited (“Beijing Erwan”, or the “WN WFOE”)	March 27, 2017	The PRC	100%		Investment holding

VIEs:
Feierlai (Beijing) Technology Limited (“Beijing Feierlai”, or the “VIE 1”, or the “VIE” after the Reorganization)	July 27, 2016	The PRC	100	%*	Listing Businesses
Beijing Dianfengtongdao Technology Limited (“Beijing Dianfeng”, or the “VIE 2”)	April 25, 2017	The PRC	100	%*	Listing Businesses, Old Business
*	WN WFOE had 100% of beneficial interests in these consolidated VIEs.
	Date of incorporation	Place of incorporation	Percentage of direct or indirect economic interest		Principal activities

Wholly owned subsidiaries (offshore):
Hundreds of Mountains Limited	March 22, 2021	The BVI	100%		Investment holding
Witty Digital Technology Limited	March 29, 2021	Hong Kong	100%		Investment holding
Wholly owned subsidiaries (onshore):
Beijing Liangzizhige Technology Limited (the “EW WFOE”, or the “WFOE” after the Reorganization)	March 19, 2021	The PRC	100%		Listing Businesses
VIE:
Feierlai (Beijing) Technology Co., Ltd. (“Beijing Feierlai”, or the “VIE 1”, or the “VIE” after the Reorganization)	July 27, 2016	The PRC	100	%*	Listing Businesses
VIE’s subsidiaries:
Beijing Shijiwanhe Information Consulting Limited	August 28, 2019	The PRC	100	%*	Listing Businesses
Beijing Denggaoerge Network Technology Limited	December 24, 2020	The PRC	100	%*	Listing Businesses
Anhui Denggaoerge Network Technology Co., Ltd.	February 12, 2023	The PRC	100	%*	Listing Businesses
*	The WFOE has 100% of beneficial interests in the consolidated VIE (including its subsidiaries).

Schedule of Cost of Revenues, Sales and Marketing Expenses, Research and Development Expenses, and General and Administrative Expenses Allocated	The following tables set forth the cost of revenues, sales and marketing expenses, research and development expenses, and general and administrative expenses allocated from the Predecessors for the years ended June 30, 2021 and 2022:
For the year ended June 30, 2021:	Share based compensation	Others	Total
	RMB	RMB	RMB
Cost of revenues	6,277	169,440	175,717
Sales and marketing expenses	23,973	271,248	295,221
Research and development expenses	48,715	38,801	87,516
General and administrative expenses	22,865	34,355	57,220
Total	101,830	513,844	615,674
For the year ended June 30, 2022:	Share based compensation	Others	Total
	RMB	RMB	RMB

Cost of revenues	10,984	77	11,061
Sales and marketing expenses	32,406	7,172	39,578
Research and development expenses	30,986	338	31,324
General and administrative expenses	26,612	2,065	28,677
Total	100,988	9,652	110,640

Schedule of Consolidated Financial Information	The following consolidated financial information of the VIE after the elimination of inter-company transactions between the VIE and the subsidiaries of the VIE, and including the portion of Listing Businesses in the VIE 2 and its subsidiaries, was included in the accompanying consolidated financial statements of the Group as follows:
	As of June 30,
	2022	2023
	RMB	RMB

ASSETS
Current assets:
Cash and cash equivalents	83,449	422,076
Short-term investments	54,375	50,213
Accounts receivable, net	1,937	12,203
Amounts due from related parties	47,394	29,116
Amounts due from intra-Group companies	155,960	-
Prepayments and other current assets	111,790	123,734
Total current assets	454,905	637,342
Property and equipment, net	3,669	2,646
Operating lease right-of-use assets	21,437	41,654
Deferred tax assets	-	2,084
Other non-current assets	9,612	12,347
Total non-current assets	34,718	58,731
TOTAL ASSETS	489,623	696,073
Accounts payables	45,178	62,094
Accrued expenses and other current liabilities	77,616	124,532
Amounts due to intra-Group companies	-	17,000
Income tax payable	7,298	8,794
Contract liabilities, current portion	384,729	517,213
Advance from customers	151,089	144,397
Operating lease liabilities, current portion	14,875	21,425
Total current liabilities	680,785	895,455
Contract liabilities, non-current portion	8,869	7
Operating lease liabilities, non-current portion	6,522	23,786
Total non-current liabilities	15,391	23,793
TOTAL LIABILITIES	696,176	919,248

	For the years ended June 30,
	2021	2022	2023
	RMB	RMB	RMB
Revenues:
- earned from third-party customers	1,759,793	2,822,508	2,933,413
- earned from a related party	-	44,710	147,921
Total revenues	1,759,793	2,867,218	3,081,334

Cost of revenues and operating expenses
- arising from non intra-Group transactions	(1,814,446)	(2,576,144)	(2,701,287)
- arising from the intra-Group technical consulting and related service under VIE Contractual Agreements	(185,036)	(230,281)	(392,174)
Total cost of revenues and operating expenses	(1,999,482)	(2,806,425)	(3,093,461)

Net (loss)/income	(225,042)	62,712	(15,092)
	For the years ended June 30,
	2021	2022	2023
	RMB	RMB	RMB
Cash flows from operating activities:
Net cash provided by transactions with third parties	253,874	495,719	548,728
Net cash used in transactions with intra-Group companies related to technical consulting and related service under VIE Contractual Agreements	(204,121)	(239,597)	(415,703)
Net cash provided by operating activities	49,753	256,122	133,025

Cash flows from investing activities:
Net cash (used in)/provided by transactions with third parties	(53,384)	(31,836)	9,786
Net cash (used in)/provided by transactions with related parties	(1,253)	(5,912)	24,386
Net cash (used in)/provided by transactions with intra-Group companies*	-	(155,960)	155,960
Net cash (used in)/provided by investing activities	(54,637)	(193,708)	190,132

Cash flows from financing activities:
Net cash provided by/(used in) transactions with Predecessors	488	(3,691)	-
Net cash used in transactions with third parties	-	-	(1,530)
Net cash provided by/ (used in) transactions with intra-Group companies	-	-	17,000
Net cash provided by/ (used in) financing activities	488	(3,691)	15,470
*	During the year ended June 30, 2022, the VIE transferred RMB155,960 of its excess cash to the WFOE for cash management purpose, which have been fully collected during the year ended June 30, 2023.